SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

23. SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has three reporting segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company considers itself to be operating within one reportable segment. The Company’s revenue and net income are substantially derived from interactive toys, and mobile games.

Disaggregated information of revenues by business lines are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021

Diamond trading	$15,152,777	$—	$—
Commodity trading	58,118,001	1,149,163	—
Information service	415,955	884,329	1,608,519
Interactive toys - animation series	—	6,903	657,619
Interactive toys - game series	—	155,559	8,723,480
Mobile game	—	—	1,149,882
Total revenues	$73,686,733	$2,195,954	$12,139,500

Disaggregated information by business lines are as follows:

Year ended December 31, 2023

	Diamond Trading	Commodity Trading	Information service	Interactive toys animation series	Interactive toys game series	Mobile game
Revenue	$15,152,777	$58,118,001	$415,955	$—	$—	$—
Costs of
revenue	(13,901,688)	(58,081,952)	(549,242)	—	—	—
Gross Profit	1,251,089	36,049	(133,287)	—	—	—

Year ended December 31, 2022
	Interactive toys animation series	Interactive toys game series	Commodity Trading	Information Service

Revenue	$6,903	$155,559	$1,149,163	$884,329
Costs of revenue	(3,420)	(78,118)	(50,804)	(826,096)
Gross Profit	$3,483	$77,441	$1,098,359	$58,233

Year ended December 31, 2021
	Interactive toys animation series	Interactive toys game series	Mobile game	Information Service

Revenue	$657,619	$8,723,480	$1,149,882	$1,608,519
Costs of revenue	(140,450)	(4,340,776)	—	(1,301,438)
Gross Profit	$517,169	$4,382,704	$1,149,882	$307,081

The Company’s operations are primarily based in the PRC, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Domestic PRC revenues	$73,686,733	$2,195,954	$12,139,500
Export revenues	—	—	—
Total revenues	$73,686,733	$2,195,954	$12,139,500

Segment asset

	December 31,	December 31,
	2023	2022
Diamond trading	$33,029,615	$—
Commodity trading	114,900	159,666
Information service	2,507,120	2,646,806
Interactive toys	—	10,379,754
Corporate and Unallocated	13,611,203	11,712,894
Assets related to discontinued operation	—	9,377,738
Total	49,262,838	34,276,858

Assets subject to attribution to business segments largely include property, plant and equipment, receivable and right of use assets. All other items are reflected in Corporate and Unallocated.